Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Cash flows from operating activities
Net income		$ 7,528	$ 10,174
Adjustment for:
Net interest income	[1]	(18,287)	(18,115)
Depreciation and amortization		1,820	1,531
Provision for credit losses		3,422	1,382
Impairment on investments in associates		185
Equity-settled share-based payment expense		14	10
Net gain on sale of investment securities		(129)	(74)
Net (gain)/loss on divestitures		(367)	233
Net income from investments in associated corporations		(153)	(268)
Income tax expense		2,226	2,758
Changes in operating assets and liabilities:
Trading assets		(2,689)	37,501
Securities purchased under resale agreements and securities borrowed		(18,966)	(41,438)
Loans		4,414	(97,161)
Deposits		19,478	95,905
Obligations related to securities sold short		(4,616)	(1,292)
Obligations related to securities sold under repurchase agreements and securities lent		15,937	10,838
Net derivative financial instruments		2,080	115
Other, net		(219)	(1,404)
Dividends received		1,299	1,156
Interest received		55,617	31,931
Interest paid		(34,731)	(13,336)
Income tax paid		(2,139)	(3,503)
Net cash from/(used in) operating activities		31,724	16,943
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(23,538)	25,783
Purchase of investment securities		(100,919)	(97,736)
Proceeds from sale and maturity of investment securities		94,875	63,130
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		895	(549)
Property and equipment, net of disposals		(442)	(571)
Other, net		(911)	(1,350)
Net cash from/(used in) investing activities		(30,040)	(11,293)
Cash flows from financing activities
Proceeds from issue of subordinated debentures		1,447	3,356
Redemption of subordinated debentures		(78)	(1,276)
Proceeds from preferred shares and other equity instruments issued			2,523
Redemption of preferred shares			(500)
Proceeds from common shares issued		1,402	137
Common shares purchased for cancellation			(2,873)
Cash dividends and distributions paid		(5,422)	(5,118)
Distributions to non-controlling interests		(101)	(115)
Payment of lease liabilities		(325)	(322)
Other, net		311	(391)
Net cash from/(used in) financing activities		(2,766)	(4,579)
Effect of exchange rate changes on cash and cash equivalents		190	301
Net change in cash and cash equivalents		(892)	1,372
Cash and cash equivalents at beginning of year	[2]	11,065	9,693
Cash and cash equivalents at end of year	[2]	$ 10,173	$ 11,065

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).